Financial Instruments, Financial Risks and Capital Management - Summary of Credit Quality of the Financial Assets and Credit Risk Rating Grade (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Loss allowance	$ (3)	$ (104)
Net carrying amount	$ 628,054	$ 530,160
12-month expected credit losses [member] | Performing [Member]
Disclosure of financial assets [line items]
12-month or lifetime ECL	12-month ECL
Trade receivables [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
12-month or lifetime ECL	Lifetime ECL (Simplified approach)	Lifetime ECL (Simplified approach)
Gross carrying amount	$ 107,747	$ 88,912
Loss allowance	(3)	(104)
Net carrying amount	$ 107,744	$ 88,808
Contract assets [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
12-month or lifetime ECL	Lifetime ECL (Simplified approach)	Lifetime ECL (Simplified approach)
Gross carrying amount	$ 52,044	$ 58,808
Net carrying amount	$ 52,044	$ 58,808
Other Receivabels [Member] | 12-month expected credit losses [member] | Performing [Member]
Disclosure of financial assets [line items]
Internal credit rating	Performing	Performing
12-month or lifetime ECL	12-month ECL	12-month ECL
Gross carrying amount	$ 11,226	$ 15,341
Net carrying amount	$ 11,226	$ 15,341